Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 22,060,008	$ 22,409,915
Less: accumulated depreciation	(14,661,875)	(16,620,381)
Property and equipment, net	7,398,133	5,789,534
Technology infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,344,659	10,638,276
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,123,332	2,163,506
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,799,154	3,800,591
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,040,999	875,729
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,751,864	$ 4,931,813